Employee Future Benefits - Summary of Weighted Average Duration of the Defined Benefit Obligations (Detail) - yr	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pension defined benefit plans [member] | U.S. plans [Member]
Disclosure of defined benefit plans [Line Items]
Weighted average duration (in years) of the defined benefit obligations	8.2	9.7
Pension defined benefit plans [member] | Canadian plans [Member]
Disclosure of defined benefit plans [Line Items]
Weighted average duration (in years) of the defined benefit obligations	10.6	12.4
Retiree welfare plans [Member] | U.S. plans [Member]
Disclosure of defined benefit plans [Line Items]
Weighted average duration (in years) of the defined benefit obligations	8.2	9.5
Retiree welfare plans [Member] | Canadian plans [Member]
Disclosure of defined benefit plans [Line Items]
Weighted average duration (in years) of the defined benefit obligations	11.1	13.3